Fair value of Above-Market Acquired Time Charters (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jul. 11, 2014 USD ($)	Dec. 31, 2015 USD ($)
Vessels [Line Items]
Amortization	$ 0	$ 254
Madredeus and Amami | Above market time charters
Vessels [Line Items]
Assets fair value adjustment			$ 1,967
Number of time charters			2
Accumulated amortization of above market time charters				$ 1,713
Fair value of above market acquired time charter				$ 254